SEGMENT REPORTING	12 Months Ended
Dec. 31, 2014
SEGMENT REPORTING
SEGMENT REPORTING

16.SEGMENT REPORTING

The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has one operating segment.

Components of the Group’s net revenues are presented in the following table:

	For the years ended December 31,
	2012	2013	2014

Apparel	$80,274	$86,459	$138,570
Other general merchandise	119,736	205,958	243,837
Total net revenues	$200,010	$292,417	$382,407

The following table summarizes the Group’s total net revenues generated indifferent geographic locations and as a percentage of total net revenues.

	For the years ended December 31,
	2012		2013		2014
	Revenues	%	Revenues	%	Revenues	%

Europe	$101,424	50.7	$182,958	62.5	239,176	62.5
North America	47,985	24.0	54,858	18.8	81,675	21.4
Other countries	50,601	25.3	54,601	18.7	61,556	16.1
Total net revenues	$200,010	100	$292,417	100	382,407	100

North America’s net revenues include revenues from the United States of, $41,840, $46,136 and $65,376 during the years ended December 31, 2012, 2013 and 2014, respectively. Europe’s net revenues include revenues from France of $32,913, $42,504 and $52,264 during the years ended December 31, 2012, 2013 and 2014, respectively.

As of December 31, 2012, 2013 and 2014 substantially all of long-lived assets of the Group are located in the PRC.